Provisions for expected credit losses	12 Months Ended
Sep. 30, 2021
Provisions for expected credit losses
Provisions for expected credit losses

Note 13. Provisions for expected credit losses

Accounting policy

Note 6 provides details of impairment charges.

Impairment applies to all financial assets at amortised cost, lease receivables, debt securities measured at FVOCI, due from subsidiaries and credit commitments.

The ECL is recognised as follows:

●
Loans (including lease receivables), debt securities at amortised cost and due from subsidiaries: as a reduction of the carrying value of the financial asset through an offsetting provision account (refer to Notes 11 and 12);
●
Debt securities at FVOCI: in reserves in OCI with no reduction of the carrying value of the debt security itself (refer to Notes 11 and 27); and
●
Credit commitments: as a provision (refer to Note 26).

Measurement

The Group calculates the provision for ECL based on a three stage approach. The provision for ECL is a probability-weighted estimate of the cash shortfalls expected to result from defaults over the relevant time frame. They are determined by evaluating a range of possible outcomes and taking into account the time value of money, past events, current conditions and forecasts of future economic conditions.

The models use three main components to determine the ECL (as well as the time value of money) including:

●
Probability of default (PD): the probability that a counter-party will default;
●
Loss given default (LGD): the loss that is expected to arise in the event of a default; and
●
Exposure at default (EAD): the estimated outstanding amount of credit exposure at the time of the default.

Model stages

The three stages are as follows:

Stage 1: 12 months ECL – performing

For financial assets where there has been no significant increase in credit risk since origination, a provision for 12 months ECL is recognised.

Stage 2: Lifetime ECL – performing

For financial assets where there has been a significant increase in credit risk since origination but where the asset is still performing, a provision for lifetime ECL is recognised. The indicators of a significant increase in credit risk are described on the following page.

Stage 3: Lifetime ECL – non-performing

For financial assets that are non-performing, a provision for lifetime ECL is recognised. Indicators include a breach of contract with the Group such as a default on interest or principal payments, a borrower experiencing significant financial difficulties or observable economic conditions that correlate to defaults on an individual basis.

Financial assets in Stage 3 are those that are in default. A default occurs when Westpac considers that the customer is unable to repay its credit obligations in full, irrespective of recourse by the Group to actions such as realising security, or the customer is more than 90 days past due on any material credit obligation. This definition is aligned to the Australian Prudential Regulation Authority (APRA) regulatory definition of default.

Collective and individual assessment

Financial assets that are in Stages 1 and 2 are assessed on a collective basis. This means that they are grouped in pools of similar assets with similar credit risk characteristics including the type of product and the customer risk grade. Financial assets in Stage 3 are assessed on an individual basis and calculated collectively for those below a specified threshold.

Expected life

In considering the lifetime time frame for ECL in Stages 2 and 3, the standard generally requires use of the remaining contractual life adjusted, where appropriate, for prepayments, extension and other options. For certain revolving credit facilities which include both a drawn and undrawn component (e.g. credit cards and revolving lines of credit), the Group’s contractual ability to demand repayment and cancel the undrawn commitment does not limit the exposure to credit losses to the contractual notice period. For these facilities, lifetime is based on historical behaviour.

Note 13. Provisions for expected credit losses (continued)

Accounting policy (continued)

Movement between stages

Financial assets may move in both directions through the stages of the impairment model. Financial assets previously in Stage 2 may move back to Stage 1 if it is no longer considered that there has been a significant increase in credit risk. Similarly, financial assets in Stage 3 may move back to Stage 1 or Stage 2 if they are no longer assessed to be non-performing.

Critical accounting assumptions and estimates

Key judgements include when a significant increase in credit risk has occurred, the estimation of forward- looking macroeconomic information and overlays. Other factors which can impact the provision include the borrower’s financial situation, the realisable value of collateral, the Group’s position relative to other claimants, the reliability of customer information and the likely cost and duration of recovering the loan.

Significant increase in credit risk (SICR)

Determining when a financial asset has experienced a SICR since origination is a critical accounting judgement. In the current period the Group has revised the methodology to determine a significant increase in risk from one which was primarily based on changes in internal customer risk grades since origination of the facility and based on a sliding scale to one which is directly driven by the change in the probability of default (PD) since origination. In determining whether a change in PD represents a significant increase in risk, relative changes in PD and absolute PD thresholds are both considered based on the portfolio of the exposure. This change did not have a material impact to the Group.

The Group does not rebut the presumption that instruments that are 30 days past due have experienced a SICR but this is used as a backstop rather than the primary indicator.

The deferral of payments by customers in hardship arrangements is generally treated as an indication of a SICR. In the prior year COVID-19 support packages for mortgages and business loans was not, in isolation, treated as an indication of SICR. The Group classified these deferral packages into different categories of risk which were assessed for an increased likelihood of a risk of default to determine whether a SICR has occurred. In the current year, deferral packages for mortgages and business loans are based on the specific circumstances of the customers and as such, the deferral packages could be an indication of SICR.

Forward-looking macroeconomic information

The measurement of ECL for each stage and the assessment of significant increase in credit risk consider information about past events and current conditions as well as reasonable and supportable projections of future events and economic conditions. The estimation of forward-looking information is a critical accounting judgement. The Group considers three future macroeconomic scenarios including a base case scenario along with upside and downside scenarios.

The macroeconomic variables used in these scenarios, based on current economic forecasts, include (but are not limited to) employment to population rates, real gross domestic product growth rates and residential and commercial property price indices.

●      Base case scenario

This scenario utilises the internal Westpac economics forecast used for strategic decision making and forecasting.

●      Upside scenario

This scenario represents a modest improvement on the base case scenario.

●      Downside scenario

The downside scenario is a more severe scenario with ECL higher than those under the current base case scenario. The more severe loss outcome for the downside is generated under a recession scenario in which the combination of negative GDP growth, declines in commercial and residential property prices and an increase in the unemployment rate simultaneously impact ECL across all portfolios from the reporting date.

The macroeconomic scenarios are weighted based on the Group’s best estimate of the relative likelihood of each scenario. The weighting applied to each of the three macroeconomic scenarios takes into account historical frequency, current trends, and forward-looking conditions.

The macroeconomic variables and probability weightings of the three macroeconomic scenarios are subject to the approval of the Group Chief Financial Officer and Group Chief Risk Officer with oversight from the Board of Directors (and its Committees).

Overlays

Where appropriate, adjustments will be made to modelled outcomes to reflect reasonable and supportable information not already incorporated in the models.

Judgements can change with time as new information becomes available which could result in changes to the provision for ECL.

Note 13. Provisions for expected credit losses (continued)

Loans and credit commitments

The reconciliation of the provision for ECL tables for loans and credit commitments has been determined by an aggregation of monthly movements over the year. The key line items in the reconciliation represent the following:

●	The “Transfers between stages” lines represent transfers between Stage 1, Stage 2 and Stage 3 prior to remeasurement of the provision for ECL.
●	The “Business activity during the year” line represents new accounts originated during the year net of those that were de-recognised due to final repayments during the year.
●	The “Net remeasurement of provision for ECL” line represents the impact on the provision for ECL due to changes in credit quality during the year (including transfers between stages), changes due to forward-looking economic scenarios, overlays and partial repayments and additional draw downs on existing facilities over the year.
●	”Write-offs” represent a reduction in the provision for ECL as a result of de-recognition of exposures where there is no reasonable expectation of full recovery.

	2021				2020
			Non-				Non-
	Performing		performing		Performing		performing
$m	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Consolidated
Provision for ECL on loans
Housing	154	735	607	1,496	185	742	977	1,904
Personal	124	314	173	611	180	362	232	774
Business	495	822	1,172	2,489	537	1,433	954	2,924
Total provision for ECL on loans	773	1,871	1,952	4,596	902	2,537	2,163	5,602
Provisions for ECL on credit commitments
Housing	6	6	-	12	7	5	-	12
Personal	29	41	1	71	36	46	-	82
Business	128	173	19	320	139	287	10	436
Total provision for ECL on credit commitments	163	220	20	403	182	338	10	530
Total provisions for ECL on loans and credit commitments	936	2,091	1,972	4,999	1,084	2,875	2,173	6,132
Presented as provision for ECL on:
Loans (Note 12)	766	1,871	1,952	4,589	902	2,537	2,163	5,602
Loans included in assets held for sale (Note 37)	7	-	-	7	-	-	-	-
Credit commitments (Note 26)	161	220	20	401	182	338	10	530
Credit commitments included in liabilities held for sale (Note 37)	2	-	-	2	-	-	-	-
Total provisions for ECL on loans and credit commitments	936	2,091	1,972	4,999	1,084	2,875	2,173	6,132
Of which:
Individually assessed provisions	-	-	832	832	-	-	611	611
Collectively assessed provisions	936	2,091	1,140	4,167	1,084	2,875	1,562	5,521
Total provisions for ECL on loans and credit commitments	936	2,091	1,972	4,999	1,084	2,875	2,173	6,132
Gross loans and credit commitments	828,770	76,946	9,770	915,486	812,450	71,841	11,311	895,602
Coverage ratio on loans (%)	0.12	2.70	20.56	0.64	0.14	4.02	19.50	0.80
Coverage ratio on loans and credit commitments (%)	0.11	2.72	20.18	0.55	0.13	4.00	19.21	0.68

Note 13. Provisions for expected credit losses (continued)

	2021				2020
			Non-				Non-
	Performing		performing		Performing		performing
$m	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Parent Entity
Provision for ECL on loans
Housing	114	669	552	1,335	145	630	904	1,679
Personal	111	270	151	532	162	297	193	652
Business	409	607	1,026	2,042	445	1,154	763	2,362
Total provision for ECL on loans	634	1,546	1,729	3,909	752	2,081	1,860	4,693
Provision for ECL on credit commitments
Housing	4	5	-	9	4	5	-	9
Personal	23	34	-	57	28	35	-	63
Business	119	150	19	288	129	269	9	407
Total provision for ECL on credit commitments	146	189	19	354	161	309	9	479
Total provisions for ECL on loans and credit commitments	780	1,735	1,748	4,263	913	2,390	1,869	5,172
Presented as provision for ECL on:
Loans (Note 12)	627	1,546	1,729	3,902	752	2,081	1,860	4,693
Loans included in assets held for sale (Note 37)	7	-	-	7	-	-	-	-
Credit commitments (Note 26)	144	189	19	352	161	309	9	479
Credit commitments included in liabilities held for sale (Note 37)	2	-	-	2	-	-	-	-
Total provisions for ECL on loans and credit commitments	780	1,735	1,748	4,263	913	2,390	1,869	5,172
Of which:
Individually assessed provisions	-	-	724	724	-	-	520	520
Collectively assessed provisions	780	1,735	1,024	3,539	913	2,390	1,349	4,652
Total provisions for ECL on loans and credit commitments	780	1,735	1,748	4,263	913	2,390	1,869	5,172
Gross loans and credit commitments	720,659	68,179	8,980	797,818	712,381	61,822	10,293	784,496
Coverage ratio on loans (%)	0.11	2.50	19.81	0.63	0.14	3.84	18.39	0.77
Coverage ratio on loans and credit commitments (%)	0.11	2.54	19.47	0.53	0.13	3.87	18.16	0.66

Note 13. Provisions for expected credit losses (continued)

The following tables reconcile the provisions for ECL on loans and credit commitments for the Group and Parent Entity.

Movement in provision for ECL on loans and credit commitments

	Consolidated				Parent Entity
			Non-				Non-
	Performing		performing		Performing		performing
$m	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Balance as at 30 September 2019	884	1,674	1,355	3,913	747	1,420	1,211	3,378
Transfers to Stage 1	1,578	(1,528)	(50)	-	1,150	(1,125)	(25)	-
Transfers to Stage 2	(345)	1,161	(816)	-	(266)	930	(664)	-
Transfers to Stage 3	(7)	(955)	962	-	(6)	(773)	779	-
Business activity during the year	212	60	(77)	195	188	64	(45)	207
Net remeasurement of provision for ECL	(1,233)	2,474	1,915	3,156	(897)	1,880	1,672	2,655
Write-offs	-	-	(1,170)	(1,170)	-	-	(1,105)	(1,105)
Exchange rate and other adjustments	(5)	(11)	54	38	(3)	(6)	46	37
Balance as at 30 September 2020	1,084	2,875	2,173	6,132	913	2,390	1,869	5,172
Transfers to Stage 1	1,246	(1,128)	(118)	-	1,058	(960)	(98)	-
Transfers to Stage 2	(200)	1,290	(1,090)	-	(173)	1,094	(921)	-
Transfers to Stage 3	(8)	(507)	515	-	(7)	(449)	456	-
Business activity during the year	122	(223)	(343)	(444)	110	(199)	(298)	(387)
Net remeasurement of provision for ECL	(1,284)	(200)	1,603	119	(1,121)	(140)	1,424	163
Write-offs	-	-	(836)	(836)	-	-	(739)	(739)
Exchange rate and other adjustments	(24)	(16)	68	28	-	(1)	55	54
Balance as at 30 September 2021	936	2,091	1,972	4,999	780	1,735	1,748	4,263

The provisions for ECL on loans and credit commitments can be further disaggregated into the following classes:

	Consolidated				Parent Entity
			Non-				Non-
	Performing		performing		Performing		performing
$m	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Housing
Balance as at 30 September 2019	163	354	591	1,108	141	335	557	1,033
Transfers to Stage 1	566	(542)	(24)	-	376	(365)	(11)	-
Transfers to Stage 2	(68)	472	(404)	-	(44)	391	(347)	-
Transfers to Stage 3	-	(276)	276	-	-	(233)	233	-
Business activity during the year	25	(53)	(142)	(170)	19	(45)	(128)	(154)
Net remeasurement of provision for ECL	(492)	798	772	1,078	(343)	552	686	895
Write-offs	-	-	(120)	(120)	-	-	(111)	(111)
Exchange rate and other adjustments	(2)	(6)	28	20	-	-	25	25
Balance as at 30 September 2020	192	747	977	1,916	149	635	904	1,688
Transfers to Stage 1	283	(265)	(18)	-	246	(237)	(9)	-
Transfers to Stage 2	(36)	677	(641)	-	(32)	624	(592)	-
Transfers to Stage 3	-	(120)	120	-	-	(115)	115	-
Business activity during the year	42	(49)	(180)	(187)	39	(43)	(165)	(169)
Net remeasurement of provision for ECL	(322)	(253)	387	(188)	(284)	(190)	328	(146)
Write-offs	-	-	(76)	(76)	-	-	(63)	(63)
Exchange rate and other adjustments	1	4	38	43	-	-	34	34
Balance as at 30 September 2021	160	741	607	1,508	118	674	552	1,344

Note 13. Provisions for expected credit losses (continued)

	Consolidated				Parent Entity
			Non-				Non-
	Performing		performing		Performing		performing
$m	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Personal
Balance as at 30 September 2019	268	459	248	975	229	401	213	843
Transfers to Stage 1	744	(732)	(12)	-	549	(547)	(2)	-
Transfers to Stage 2	(154)	368	(214)	-	(131)	313	(182)	-
Transfers to Stage 3	(1)	(342)	343	-	(1)	(307)	308	-
Business activity during the year	35	(37)	(50)	(52)	36	(31)	(43)	(38)
Net remeasurement of provision for ECL	(676)	694	617	635	(492)	503	573	584
Write-offs	-	-	(728)	(728)	-	-	(699)	(699)
Exchange rate and other adjustments	-	(2)	28	26	-	-	25	25
Balance as at 30 September 2020	216	408	232	856	190	332	193	715
Transfers to Stage 1	476	(469)	(7)	-	403	(401)	(2)	-
Transfers to Stage 2	(98)	281	(183)	-	(92)	251	(159)	-
Transfers to Stage 3	(1)	(202)	203	-	(1)	(182)	183	-
Business activity during the year	27	(25)	(35)	(33)	28	(20)	(30)	(22)
Net remeasurement of provision for ECL	(468)	360	402	294	(394)	324	386	316
Write-offs	-	-	(461)	(461)	-	-	(438)	(438)
Exchange rate and other adjustments	1	2	23	26	-	-	18	18
Balance as at 30 September 2021	153	355	174	682	134	304	151	589

	Consolidated				Parent Entity
			Non-				Non-
	Performing		performing		Performing		performing
$m	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Business
Balance as at 30 September 2019	453	861	516	1,830	377	684	441	1,502
Transfers to Stage 1	268	(254)	(14)	-	225	(213)	(12)	-
Transfers to Stage 2	(123)	321	(198)	-	(91)	226	(135)	-
Transfers to Stage 3	(6)	(337)	343	-	(5)	(233)	238	-
Business activity during the year	152	150	115	417	133	140	126	399
Net remeasurement of provision for ECL	(65)	982	526	1,443	(62)	825	413	1,176
Write-offs	-	-	(322)	(322)	-	-	(295)	(295)
Exchange rate and other adjustments	(3)	(3)	(2)	(8)	(3)	(6)	(4)	(13)
Balance as at 30 September 2020	676	1,720	964	3,360	574	1,423	772	2,769
Transfers to Stage 1	487	(394)	(93)	-	409	(322)	(87)	-
Transfers to Stage 2	(66)	332	(266)	-	(49)	219	(170)	-
Transfers to Stage 3	(7)	(185)	192	-	(6)	(152)	158	-
Business activity during the year	53	(149)	(128)	(224)	43	(136)	(103)	(196)
Net remeasurement of provision for ECL	(494)	(307)	814	13	(443)	(274)	710	(7)
Write-offs	-	-	(299)	(299)	-	-	(238)	(238)
Exchange rate and other adjustments	(26)	(22)	7	(41)	-	(1)	3	2
Balance as at 30 September 2021	623	995	1,191	2,809	528	757	1,045	2,330

Reconciliation of impairment charges

	Consolidated		Parent Entity
$m	2021	2020	2021	2020
Loans and credit commitments:
Business activity during the year	(444)	195	(387)	207
Net remeasurement of provision for ECL	119	3,156	163	2,655
Impairment charges for debt securities at amortised cost	(25)	18	-	-
Impairment charges for debt securities at FVOCI	2	2	2	2
Recoveries	(242)	(193)	(225)	(173)
Impairment charges (Note 6)	(590)	3,178	(447)	2,691

Note 13. Provisions for expected credit losses (continued)

Total write-offs net of recoveries to average loans

	Consolidated
%	2021	2020
Write-offs net of recoveries to average loans
Housing	0.01	0.02
Personal	1.46	2.75
Business	0.15	0.15
Total write-offs net of recoveries to average loans	0.08	0.14

Impact of Portfolio Overlays on the provision for ECL

The following table attributes the breakup between modelled ECL and other portfolio overlays.

Where there is increased uncertainty regarding the required forward-looking economic conditions, or areas of potential risk, including significant uncertainty, not captured in the underlying modelled ECL, overlays are used to capture that risk.

	Consolidated		Parent Entity
$m	2021	2020	2021	2020
Modelled provision for ECL	4,352	5,480	3,712	4,659
Portfolio Overlays	647	652	551	513
Total provision for ECL	4,999	6,132	4,263	5,172

Details of these changes related to forward-looking economic inputs and portfolio overlays, which are based on reasonable and supportable information up to the date of this report are provided below.

Modelled provision for ECL

The modelled provision for ECL is a probability weighted estimate based on three scenarios which together are representative of the Group’s view of the forward-looking distribution of potential loss outcomes. The change in provisions as a result of changes in modelled ECL or overlays are reflected through the “Net remeasurement of provision for ECL” line.

The base case scenario uses current Westpac Economics forecasts and reflects the latest available forward- looking economic inputs which shows a deterioration in the short term due to the impact of recent lock downs, with a subsequent recovery. The latest view considers both the economic and societal impacts of COVID-19, the Australian Government stimulus measures implemented to cushion the impacts, and the New Zealand Government stimulus package. The Westpac Australian economics forecast assumes the following:

Key macroeconomic assumptions for base case scenario	30 September 2021	30 September 2020
Annual GDP:
Australia	Forecast growth of 0.1% for calendar	Forecast growth of 2.5% for calendar
	year 2021 and 7.4% for calendar year	year 2021
2022
New Zealand	Forecast growth of 5.6% for calendar	Forecast growth of 3.9% for calendar
	year 2021 and 2.3% for calendar year	year 2021
2022
	Forecast price contraction of 0.7%	Forecast price contraction of 19.3% for
Commercial property index	for calendar year 2021 and 4.7% for	calendar year 2021
calendar year 2022
Residential property prices:
Australia	Forecast price appreciation of 11.8%	Forecast price contraction of 0.4% for
	for calendar year 2021 and 5.0% for	calendar year 2021
calendar year 2022
New Zealand	Forecast price appreciation of 20% for	Forecast price appreciation of 8.0% for
	calendar year 2021 and 0% for calendar	calendar year 2021
year 2022
Cash rate	Forecast to remain at 10bps over	Forecast to remain at 10bps over
	calendar years 2021 and 2022	calendar year 2021
Unemployment rate:
Australia	Forecast rate of 5.4% at December 2021	Forecast to peak at 7.9% (February
	and 4% at December 2022	2021) and fall to 7.5% at December 2021
	Forecast rate of 4.2% at December 2021	Forecast to peak at 7% (December
New Zealand	and 3.5% at December 2022	2020) and then fall to 6.4% at
December 2021

Note 13. Provisions for expected credit losses (continued)

The downside scenario is a more severe scenario with ECL higher than the base case scenario. The more severe loss outcome for the downside is generated under a recession scenario in which the combination of negative GDP growth, declines in commercial and residential property prices and an increase in the unemployment rate simultaneously impact ECL across all portfolios from the reporting date. The assumptions in this scenario and relativities to the base case scenario will be monitored having regard to the emerging economic conditions and updated where necessary. The upside scenario represents a modest improvement to the base case.

The decline in provisions for loans and commitments over the financial year ended 30 September 2021 was due to more positive forward- looking economic inputs, improved portfolio performance and a decline in some higher risk exposures. These declines were partly offset by higher IAPs which were driven by one matter.

The following sensitivity table shows the reported provision for ECL based on the probability weighted scenarios and what the provision for ECL would be assuming a 100% weighting is applied to the base case scenario and to the downside scenario (with all other assumptions, including customer risk grades, held constant).

	Consolidated		Parent Entity
$m	2021	2020	2021	2020
Reported probability-weighted ECL	4,999	6,132	4,263	5,172
100% base case ECL	3,411	4,750	2,877	4,051
100% downside ECL	7,399	8,315	6,354	6,956

If 1% of the Stage 1 gross exposure from loans and credit commitments (calculated on a 12 month ECL) was reflected in Stage 2 (calculated on a lifetime ECL) the provision for ECL would increase by $252 million (2020: $296 million) for the Group and $200 million (2020: $266 million) for the Parent Entity based on applying the average provision coverage ratios by stage to the movement in the gross exposure by stage.

The following table indicates the weightings applied by the Group and Parent Entity:

Macroeconomic scenario weightings (%)	2021	2020
Upside	5.0	5.0
Base	55.0	55.0
Downside	40.0	40.0

Scenario weights have remained unchanged since 30 September 2020 mainly to reflect the high degree of risk around severe loss outcomes. Extraordinary policy measures have eased financial conditions and supported the economy, helping to contain financial stability risks. As the COVID-19 pandemic and associated impacts extend, this could lead to higher credit losses than those modelled under the base case. In particular, the current base case economic forecast indicates a relatively short and sharp economic impact from recent lock downs followed by a subsequent recovery.

The COVID-19 pandemic is leading to material structural shifts in the behaviour of the economy and customers, and unprecedented actions by banks, governments, and regulators in response. ECL models are expected to be subject to a higher than usual level of uncertainty during this period. In this environment there is a heightened need for the application of judgement to reflect these evolving relationships and risks.

This judgement has been applied in the consideration of scenario weights and COVID-19 overlays.

Note 13. Provisions for expected credit losses (continued)

Portfolio Overlays

Portfolio overlays are used to address areas of potential risk, including significant uncertainty, not captured in the underlying modelled ECL. Determination of portfolio overlays requires expert judgement and is thoroughly documented and subject to comprehensive internal governance and oversight. If the risk of delayed losses is judged to have dissipated or actual stress emerges, the overlay will be removed or reduced.

The total portfolio overlays as at 30 September 2021 were $647 million (2020: $652 million) for the Group and $551 million (2020: $513 million) for the Parent Entity. Included in the total overlays were:

●	$557 million (2020: $577 million) for the Group and $461 million (2020: $438 million) for the Parent Entity related to COVID-19 overlay; and
●	$90 million (2020: $75 million) for the Group and $90 million (2020: $75 million) for the Parent Entity reflecting other risks. No material overlays were held for extreme weather events.

Overlays associated with COVID-19 decreased in 2021 as deferral packages which expired 31 March 2021 have had six months of performance post exit and the risk is now reflected in underlying ECL. This decrease was partially offset by new overlay for the deferral packages provided from July 2021 to cater for the recent lock downs in New South Wales and Victoria.

An overlay was introduced in 2021 to reflect the risk that some businesses may have been protected from default or stress because of COVID-19 related support packages and government stimulus and may become stressed once when these measures are removed. The overlay was retained at 30 September 2021 due to the uncertainty around the impact of recent lock downs in New South Wales and Victoria, and associated support measures, increasing the likelihood of temporarily suppressing losses. As at 30 September 2021 this overlay is $347 million for the Group and $298 million for the Parent.

Impact of changes in credit exposures on the provision for ECL

●	Stage 1 exposures had a net increase of $16.3 billion (2020: net decrease of $52.9 billion) for the Group and $8.3 billion (2020: net decrease of $51.9 billion) for the Parent Entity primarily driven by increases in housing segment due to new lending and in business segment due to transfer back of exposures from Stage 2. The increase from portfolio growth is offset by an additional $11.2 billion transferred to Stage 2 to account for staging methodology changes and overlays. Stage 1 ECL has decreased mainly from impacts from revised macro-economic forecasts.
●	Stage 2 credit exposures increased by $5.1 billion (2020: increased by $34.3 billion) for the Group and $6.4 billion (2020: increased by $34.3 billion) for the Parent Entity mainly driven by increases from the housing segment due to the additional $11.2 billion transferred to Stage 2 to account for staging methodology changes and overlays. Stage 2 ECL has decreased driven by the reductions in overlay and impacts from revised macro-economic forecasts.
●	Stage 3 credit exposures had a net decrease of $1.5 billion (2020: increased by $4.5 billion) for the Group and $1.3 billion (2020: increased by $4.5 billion) for the Parent Entity driven by reductions in 90 days past due exposures in the housing portfolio. Stage 3 ECL has decreased in line with the decrease in Stage 3 exposures.